Submission	May 13, 2025
Submission [Line Items]
Central Index Key	0000018230
Registrant Name	CATERPILLAR INC
Registration File Number	333-283791
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES